FAIR VALUE MEASUREMENTS - Transfers (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2016	Dec. 31, 2015
FAIR VALUE MEASUREMENTS
Assets, Level 1 to Level 2 transfers	¥ 0	¥ 0
Assets, Level 2 to Level 1 transfers	0	0
Liabilities, Level 1 to Level 2 transfers	0	0
Liabilities, Level 2 to Level 1 transfers	¥ 0	¥ 0